Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 114,943,800.00
Previously Paid Amount
Total Fee Amount	17,597.90
Total Offset Amount
Net Fee	$ 17,597.90